Consolidated Statements of Changes in Stockholders' Equity (Deficiency) (USD $)	Total	Common Stock	Additional Paid-in Capital (Deficit)	Accumulated Deficit
Beginning balance at Dec. 31, 2012	$ (6,576)	$ 2,076	$ 200,224	$ (208,876)
Beginning balance, Shares at Dec. 31, 2012		20,752,000
Exercise of common stock purchase warrants	300,000	30	299,970
Exercise of common stock purchase warrants, Shares		300,000
Issuance of common stock and warrants for cash, net of fees	588,780	44	588,736
Issuance of common stock and warrants for cash, net of fees, Shares		443,063
Issuance of common stock for cash, net of fees	51,000	20	50,980
Issuance of common stock for cash, net of fees, Shares		204,000
Issuance of common stock for services	311,240	38	311,202
Issuance of common stock for services, shares		377,222
Retirement of common stock by officers		(14)	14
Retirement of common stock by officers, shares		(138,463)
Issuance of warrants in connection with offering (Note 8)	(1,531,303)		(1,531,303)
Net Loss	(1,544,534)			(1,544,534)
Ending balance at Dec. 31, 2013	(1,831,393)	2,194	(80,177)	(1,753,410)
Ending balance, Shares at Dec. 31, 2013		21,937,822
Exercise of common stock purchase warrants	1,470,000	50	1,469,950
Exercise of common stock purchase warrants, Shares		500,000
Issuance of common stock and warrants for cash, net of fees	5,759,035	240	5,758,795
Issuance of common stock and warrants for cash, net of fees, Shares		2,404,197
Issuance of common stock for services	765,975	28	765,947
Issuance of common stock for services, shares		280,637
Issuance of restricted stock to employees	26,833		26,833
Retirement of common stock by officers		(68)	68
Retirement of common stock by officers, shares		(676,924)
Issuance of warrants in connection with offering (Note 8)	1,531,303		1,531,303
Unrealized gain on change in fair value of derivative liability	(412,763)		(412,763)
Write-off of conversion feature liability	118,940		118,940
Write-off of CI note and accrued interest	171,485	6	171,479
Write-off of CI note and accrued interest, Shares		55,497
Inducement fees	2,212,538	26	2,212,512
Inducement fees, Shares		261,131
Net Loss	(7,076,609)			(7,076,609)
Ending balance at Dec. 31, 2014	$ 2,735,344	$ 2,476	$ 11,562,887	$ (8,830,019)
Ending balance, Shares at Dec. 31, 2014		24,762,360